Schedule of Investments (unaudited) January 31, 2021	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 1.7%
Globant SA(a)	7,432	$1,426,944

Brazil — 60.5%
Afya Ltd., Class A(a)	51,837	1,150,781
B3 SA - Brasil Bolsa Balcao	388,880	4,250,288
Banco Bradesco SA, ADR	1,028,713	4,670,357
Banco BTG Pactual SA	85,786	1,490,288
BB Seguridade Participacoes SA	294,609	1,489,360
Cia de Locacao das Americas	227,156	1,086,084
Cyrela Brazil Realty SA Empreendimentos e Participacoes	283,229	1,326,746
Fleury SA	213,936	1,026,786
Itau Unibanco Holding SA, ADR	724,629	3,782,563
Klabin SA	70,259	360,836
Localiza Rent a Car SA	51,962	606,670
Lojas Americanas SA	183,632	633,318
Movida Participacoes SA	155,609	536,955
Notre Dame Intermedica Participacoes SA	145,613	2,514,974
Omega Geracao SA(a)	81,300	598,375
Pagseguro Digital Ltd., Class A(a)	19,429	951,050
Petroleo Brasileiro SA, ADR	367,959	3,697,988
Petroleo Brasileiro SA, ADR, Preference Shares	416,512	4,073,487
Rede D’Or Sao Luiz SA(b)	95,908	1,151,653
Rumo SA(a)	451,575	1,675,435
StoneCo. Ltd., Class A(a)	10,694	768,899
Suzano SA(a)	249,530	2,829,867
Vale SA, ADR	480,602	7,761,722
Vasta Platform Ltd.(a)(c)	48,549	698,135
Via Varejo SA(a)	371,890	998,477

		50,131,094

Chile — 8.4%
Banco de Chile	12,312,030	1,254,481
Banco Santander Chile, ADR	88,266	1,782,090
Empresas CMPC SA	694,668	1,857,654
Sociedad Quimica y Minera de Chile SA, ADR	41,189	2,098,168

		6,992,393

Mexico — 25.7%
America Movil SAB de CV, Class L, ADR	255,597	3,376,436
Cemex SAB de CV, ADR(a)	453,786	2,600,194
Corp. Inmobiliaria Vesta SAB de CV	623,921	1,176,377
Fibra Uno Administracion SA de CV	1,750,299	1,954,454
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	9,300	928,047
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	98,170	989,410
Grupo Cementos de Chihuahua SAB de CV	162,932	1,036,616
Grupo Financiero Banorte SAB de CV, Class O(a)	380,545	1,885,553
Grupo Mexico SAB de CV, Series B	718,628	3,079,383
Grupo Televisa SAB, ADR(a)	100,715	756,370
Wal-Mart de Mexico SAB de CV	1,227,916	3,495,239

		21,278,079

Total Common Stocks — 96.3% (Cost: $58,625,517)		79,828,510

Security		Par (000)	Value

Corporate Bonds

Brazil — 0.0%
Klabin SA, 2.50%, 06/15/22	BRL	7	$35,211
Lupatech SA, 6.50%, 04/15/21(a)(d)(e)		2,128	—

Total Corporate Bonds — 0.0% (Cost: $1,124,525)			35,211

		Shares

Preferred Securities

Preferred Stocks — 2.1%

Brazil — 2.1%
Gol Linhas Aereas Inteligentes SA, Preference Shares(a) .		194,536	851,544
Lojas Americanas SA, Preference Shares		201,645	887,821

Total Preferred Securities — 2.1% (Cost: $1,737,596)			1,739,365

Rights

Brazil — 0.0%
Lojas Americanas SA, (Expires 02/04/21)(a)		3,630	2,682

Total Rights — 0.0% (Cost: $ — )			2,682

Total Long-Term Investments — 98.4% (Cost: $61,487,638)			81,605,768

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		1,642,057	1,642,057
SL Liquidity Series, LLC, Money Market Series, 0.17%(f)(g)(h)		490,889	491,085

Total Short-Term Securities — 2.6% (Cost: $2,132,740)			2,133,142

Total Investments — 101.0% (Cost: $63,620,378)			83,738,910

Liabilities in Excess of Other Assets — (1.0)%			(868,102)

Net Assets — 100.0%			$82,870,808

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Latin America Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,030,200	$611,857	(a)	$—		$—	$—	$1,642,057	1,642,057	$699		$ —
SL Liquidity Series, LLC, Money Market Series	3,151,362	—		(2,658,786	)(a)	(233)	(1,258)	491,085	490,889	12,275	(b)	—

						$(233)	$(1,258)	$2,133,142		$12,974		$ —

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$ 1,426,944	$ —	$ —	$ 1,426,944
Brazil	50,131,094	—	—	50,131,094
Chile	5,737,912	1,254,481	—	6,992,393
Mexico	21,278,079	—	—	21,278,079
Corporate Bonds	—	35,211	—	35,211
Preferred Securities
Preferred Stocks	1,739,365	—	—	1,739,365
Rights	2,682	—	—	2,682

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,642,057	$—	$—	$1,642,057

	$81,958,133	$1,289,692	$—	83,247,825

Investments Valued at NAV(a)				491,085

				$83,738,910

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

BRL	Brazilian Real

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	3